Annual Fund Operating Expenses - Admiral - Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares	Feb. 26, 2021
Operating Expenses:
Management Fees	0.24%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.25%